Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
January 31, 2023
USL-NPRT3-0423
1.9896230.103
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	113,130	2,304,458
Verizon Communications, Inc.	55,962	2,326,340
		4,630,798
Entertainment - 2.1%
Activision Blizzard, Inc.	28,409	2,175,277
Electronic Arts, Inc.	16,500	2,123,220
World Wrestling Entertainment, Inc. Class A (a)	20,381	1,724,640
		6,023,137
Media - 0.6%
Comcast Corp. Class A	41,715	1,641,485
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (b)	19,537	2,917,069
TOTAL COMMUNICATION SERVICES		15,212,489
CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza, Inc.	2,255	796,015
McDonald's Corp.	8,566	2,290,548
Yum! Brands, Inc.	16,535	2,157,983
		5,244,546
Multiline Retail - 2.2%
Dollar General Corp.	13,406	3,131,642
Dollar Tree, Inc. (b)	20,032	3,008,406
		6,140,048
Specialty Retail - 0.5%
Murphy U.S.A., Inc.	5,340	1,452,640
TOTAL CONSUMER DISCRETIONARY		12,837,234
CONSUMER STAPLES - 15.9%
Beverages - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.)	8,990	2,081,365
Keurig Dr. Pepper, Inc.	61,872	2,182,844
Monster Beverage Corp. (b)	30,500	3,174,440
The Coca-Cola Co.	36,683	2,249,402
		9,688,051
Food & Staples Retailing - 1.5%
Sprouts Farmers Market LLC (b)	57,407	1,834,154
Walmart, Inc.	15,860	2,281,778
		4,115,932
Food Products - 7.6%
Archer Daniels Midland Co.	22,477	1,862,219
Bunge Ltd.	24,341	2,412,193
Ingredion, Inc.	24,442	2,512,638
McCormick & Co., Inc. (non-vtg.)	23,831	1,790,185
Mondelez International, Inc.	38,176	2,498,237
Nestle SA (Reg. S)	15,518	1,893,337
The Hershey Co.	10,432	2,343,027
The J.M. Smucker Co.	14,634	2,236,075
TreeHouse Foods, Inc. (b)	61,150	2,961,495
Tyson Foods, Inc. Class A	14,572	958,109
		21,467,515
Household Products - 2.5%
Procter & Gamble Co.	16,357	2,328,910
Reynolds Consumer Products, Inc.	84,560	2,517,351
The Clorox Co.	16,454	2,380,729
		7,226,990
Tobacco - 0.9%
Philip Morris International, Inc.	25,528	2,661,039
TOTAL CONSUMER STAPLES		45,159,527
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Exxon Mobil Corp.	23,133	2,683,659
FINANCIALS - 14.8%
Banks - 5.2%
1st Source Corp.	11,619	571,539
BOK Financial Corp.	14,094	1,416,447
Community Trust Bancorp, Inc.	18,761	808,224
Cullen/Frost Bankers, Inc.	6,767	881,605
First Hawaiian, Inc.	41,525	1,139,446
First Interstate Bancsystem, Inc.	60,768	2,180,356
Heartland Financial U.S.A., Inc.	32,381	1,601,888
Preferred Bank, Los Angeles	25,143	1,788,422
QCR Holdings, Inc.	17,906	941,139
Trico Bancshares	25,582	1,293,170
U.S. Bancorp	25,300	1,259,940
Univest Corp. of Pennsylvania	30,858	837,795
		14,719,971
Capital Markets - 2.5%
Cboe Global Markets, Inc.	22,136	2,720,072
CME Group, Inc.	12,191	2,153,662
Intercontinental Exchange, Inc.	20,611	2,216,713
		7,090,447
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (b)	8,776	2,733,900
Insurance - 6.1%
American Financial Group, Inc.	15,165	2,162,377
Arthur J. Gallagher & Co.	8,502	1,664,011
Assurant, Inc.	14,102	1,869,784
Brown & Brown, Inc.	31,301	1,832,987
Hartford Financial Services Group, Inc.	28,101	2,180,919
Marsh & McLennan Companies, Inc.	15,872	2,776,172
Selective Insurance Group, Inc.	23,985	2,278,575
The Travelers Companies, Inc.	14,033	2,681,987
		17,446,812
TOTAL FINANCIALS		41,991,130
HEALTH CARE - 21.2%
Biotechnology - 5.9%
AbbVie, Inc.	14,094	2,082,389
Exelixis, Inc. (b)	81,900	1,443,078
Gilead Sciences, Inc.	25,430	2,134,594
Incyte Corp. (b)	30,024	2,556,243
Regeneron Pharmaceuticals, Inc. (b)	4,540	3,443,458
United Therapeutics Corp. (b)	8,000	2,105,360
Vertex Pharmaceuticals, Inc. (b)	9,814	3,170,903
		16,936,025
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	17,798	1,967,569
Becton, Dickinson & Co.	8,606	2,170,605
Boston Scientific Corp. (b)	25,800	1,193,250
		5,331,424
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	12,571	2,123,996
Cigna Corp.	8,649	2,738,879
Elevance Health, Inc.	4,371	2,185,456
Humana, Inc.	5,407	2,766,762
UnitedHealth Group, Inc.	5,199	2,595,289
		12,410,382
Life Sciences Tools & Services - 2.0%
Danaher Corp.	9,623	2,544,129
Thermo Fisher Scientific, Inc.	5,437	3,100,884
		5,645,013
Pharmaceuticals - 7.1%
AstraZeneca PLC (United Kingdom)	18,005	2,358,881
Bristol-Myers Squibb Co.	33,670	2,446,126
Eli Lilly & Co.	8,286	2,851,627
Johnson & Johnson	12,337	2,016,113
Merck & Co., Inc.	29,938	3,215,641
Roche Holding AG (participation certificate)	5,735	1,790,297
Royalty Pharma PLC	50,686	1,986,384
Sanofi SA sponsored ADR	54,274	2,667,024
Zoetis, Inc. Class A	4,735	783,595
		20,115,688
TOTAL HEALTH CARE		60,438,532
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	4,970	2,302,402
Northrop Grumman Corp.	5,409	2,423,448
		4,725,850
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. (b)	42,200	1,194,682
United Parcel Service, Inc. Class B	11,194	2,073,465
		3,268,147
Commercial Services & Supplies - 1.8%
Republic Services, Inc.	18,065	2,254,873
Waste Connections, Inc. (United States) (a)	21,585	2,868,647
		5,123,520
Machinery - 1.0%
IDEX Corp.	11,701	2,804,496
Professional Services - 3.4%
Booz Allen Hamilton Holding Corp. Class A	26,536	2,511,367
CACI International, Inc. Class A (b)	7,038	2,168,337
FTI Consulting, Inc. (b)	18,574	2,962,924
Science Applications International Corp.	9,510	986,948
Verisk Analytics, Inc.	5,328	968,577
		9,598,153
Road & Rail - 1.0%
Landstar System, Inc.	17,106	2,956,430
TOTAL INDUSTRIALS		28,476,596
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.8%
Cisco Systems, Inc.	46,308	2,253,810
Electronic Equipment & Components - 1.6%
Insight Enterprises, Inc. (b)	24,056	2,711,592
Keyence Corp.	4,210	1,924,265
		4,635,857
IT Services - 7.0%
Accenture PLC Class A	9,869	2,753,944
Akamai Technologies, Inc. (b)	21,892	1,947,293
Amdocs Ltd.	25,952	2,385,767
Cognizant Technology Solutions Corp. Class A	32,344	2,158,962
Genpact Ltd.	49,582	2,344,237
MasterCard, Inc. Class A	6,388	2,367,393
Maximus, Inc.	34,545	2,585,693
Paychex, Inc.	7,238	838,595
Visa, Inc. Class A	10,343	2,381,062
		19,762,946
Software - 4.3%
Black Knight, Inc. (b)	29,914	1,812,489
Check Point Software Technologies Ltd. (b)	16,707	2,125,130
Gen Digital, Inc.	90,922	2,092,115
Microsoft Corp.	10,598	2,626,290
Roper Technologies, Inc.	5,683	2,425,220
SAP SE sponsored ADR	10,572	1,253,099
		12,334,343
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	10,972	1,583,150
FUJIFILM Holdings Corp. ADR	21,143	1,114,236
		2,697,386
TOTAL INFORMATION TECHNOLOGY		41,684,342
MATERIALS - 2.3%
Chemicals - 1.5%
CF Industries Holdings, Inc.	18,416	1,559,835
Corteva, Inc.	2,900	186,905
Linde PLC	7,329	2,425,459
		4,172,199
Metals & Mining - 0.8%
Newmont Corp.	23,680	1,253,382
Royal Gold, Inc.	7,776	987,785
		2,241,167
TOTAL MATERIALS		6,413,366
UTILITIES - 10.0%
Electric Utilities - 4.5%
Evergy, Inc.	20,927	1,311,077
IDACORP, Inc.	20,866	2,207,831
OGE Energy Corp.	55,045	2,164,369
PNM Resources, Inc.	50,802	2,513,683
PPL Corp.	74,210	2,196,616
Southern Co.	36,555	2,474,042
		12,867,618
Gas Utilities - 0.7%
National Fuel Gas Co.	34,573	2,007,308
Multi-Utilities - 4.8%
CenterPoint Energy, Inc.	70,735	2,130,538
Dominion Energy, Inc.	31,711	2,018,088
NiSource, Inc.	93,719	2,600,702
NorthWestern Energy Corp.	37,062	2,105,122
Public Service Enterprise Group, Inc.	37,657	2,332,098
Sempra Energy	14,587	2,338,734
		13,525,282
TOTAL UTILITIES		28,400,208
TOTAL COMMON STOCKS (Cost $251,291,553)		283,297,083

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	650,950	651,080
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	5,028,547	5,029,050
TOTAL MONEY MARKET FUNDS (Cost $5,680,130)		5,680,130

Equity Funds - 0.6%
	Shares	Value ($)
Domestic Equity Funds - 0.6%
iShares MSCI USA Minimum Volatility ETF (Cost $1,647,019)	23,430	1,715,076

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $258,618,702)	290,692,289
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(6,313,583)
NET ASSETS - 100.0%	284,378,706

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,011,280	61,349,921	61,710,121	14,402	-	-	651,080	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	8,840,657	54,893,516	58,705,123	4,700	-	-	5,029,050	0.0%
Total	9,851,937	116,243,437	120,415,244	19,102	-	-	5,680,130

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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